Bank Borrowing - Additional Information (Detail) $ in Thousands, ¥ in Millions	Jun. 24, 2016 USD ($)	Jun. 24, 2015	Jun. 22, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	Sep. 30, 2016 USD ($)	Jun. 24, 2016 CNY (¥)	Sep. 30, 2015 USD ($)	Dec. 06, 2013 CNY (¥)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			¥ 300.0
Term deposit used as collateral | $					$ 15,542
Line of credit facility, current borrowing			¥ 103.6
Line of credit facility , interest rate			3.625%
Line of credit facility, effective period		3 years
Bank borrowing, fair value | $					$ 15,503		$ 16,389
China Distance Education Limited ("CDEL Hong Kong") | Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 15,542			$ 16,000		¥ 103.6		¥ 100.0
Term loan agreement interest rate				2.40%				2.40%
Term loan maturity period				18 months
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Term Loan
Debt Instrument [Line Items]
Term deposit used as collateral						¥ 103.6		¥ 100.0
Line of credit facility , interest rate	3.00%